Segment Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment Information

Note 5: Segment Information

The Company is organized as five reportable segments, reflecting how the businesses are managed. Effective October 1, 2018, the Company transitioned from a product-centric structure to a customer-centric structure, and remapped its business units into the following reportable segments: Legal Professionals, Corporates, Tax Professionals, Reuters News and Global Print. The accounting policies applied by the segments are the same as those applied by the Company. The segments offer products and services to target customers as described below.

Legal Professionals

The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.

Corporates

The Corporates segment serves corporate customers, including the seven largest global accounting firms, with the Company’s full suite of offerings across legal, tax, regulatory and compliance functions.

Tax Professionals

The Tax Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest firms, which are served by the Corporates segment), as well as governmental taxing authorities with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.

Reuters News

The Reuters News segment provides real-time, multi-media news and information services to newspapers, television and cable networks, radio stations and websites around the globe, as well as to Refinitiv.

Global Print

The Global Print segment provides legal and tax information primarily in print format to customers around the world.

The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Year ended December 31,
	2018	2017
Revenues
Legal Professionals	2,373	2,284
Corporates	1,238	1,186
Tax Professionals	794	767
Reuters News	370	296
Global Print	728	764
Eliminations	(2)	-
Consolidated revenues	5,501	5,297

Adjusted EBITDA
Legal Professionals	816	794
Corporates	395	411
Tax Professionals	273	252
Reuters News	27	27
Global Print	320	335
Corporate costs	(466)	(228)
Adjusted EBITDA	1,365	1,591
Fair value adjustments (see note 6)	5	-
Depreciation	(110)	(113)
Amortization of computer software	(400)	(357)
Amortization of other identifiable intangible assets	(109)	(135)
Other operating gains, net	29	48
Consolidated operating profit	780	1,034
Net interest expense	(260)	(357)
Other finance income (costs)	13	(170)
Share of post-tax losses in equity method investments	(212)	(4)
Tax (expense) benefit	(141)	134
Earnings from continuing operations	180	637

	Additions to Capital Assets(1) and Goodwill
	December 31,
	2018	2017
Legal Professionals	276	239
Corporates	311	143
Tax Professionals	90	91
Reuters News	33	43
Global Print	33	5
Reportable segments	743	521
Corporate assets	40	26
Assets related to discontinued operations	347	660
Total	1,130	1,207

(1) Capital assets include computer hardware and other property, computer software and other identifiable intangible assets.

Geographic Information	Non-Current Assets(2)
	December 31,
	2018	2017
U.S.	7,866	12,344
Canada (country of domicile)	1,028	1,185
Other	225	296
Americas (North America, Latin America, South America)	9,119	13,825

U.K.	935	3,085
Other	1,935	4,514
EMEA (Europe, Middle East and Africa)	2,870	7,599

Asia Pacific	106	1,522
Total	12,095	22,946

(2) Non-current assets are primarily comprised of computer hardware and other property, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.

In accordance with IFRS 8, Operating Segments, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.

Adjusted EBITDA

•

Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

•	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

•

Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, commercial sales operations, real estate, and product and content development, as well as an allocation of product costs when one segment sells products managed by another segment.

•	Consolidated adjusted EBITDA is comprised of adjusted EBITDA from reportable segments and Corporate costs.

Revenues by Classes of Similar Products or Services

The following table sets forth revenues by major type:

	Year ended December 31,
	2018	2017
Electronic, software & services	4,773	4,533
Global Print	728	764
Total	5,501	5,297